Income Tax Benefit (Expense) (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Income Tax [Abstract]
Disclosure of Income Tax Expense Explanatory

Income tax recognised in profit or loss

	For the year ended March 31
Particulars	2016	2017	2018
Current tax expense
Current period	(178)	(237)	(135)
Current tax expense	(178)	(237)	(135)
Deferred tax benefit (expense)
Origination and reversal of temporary differences	4,343	1,928	(1,231)
Change in unrecognized deductible temporary differences	(4,335)	(1,908)	620
Utilization of previously unrecognised tax losses	15	24	655
Deferred tax benefit (expense)	23	44	44
Total	(155)	(193)	(91)

Disclosure of Income Taxes Recognized In Other Comprehensive Income (loss) Explanatory

Income Tax Recognized in Other Comprehensive Income (loss)

	For the year ended March 31
	2016			2017			2018
Particulars	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
Foreign currency translation differences on foreign operations	(565)	—	(565)	48,618	—	48,618	(1,915)	—	(1,915)
Net change in fair value of available-for-sale financial assets	752	—	752	(809)	—	(809)	2,280	—	2,280
Remeasurement of defined benefit (asset) liability	(149)	—	(149)	(266)	—	(266)	(422)	—	(422)
Total	38	—	38	47,543	—	47,543	(57)	—	(57)

Disclosure of Reconciliation Of Effective Tax Rate Explanatory

Reconciliation of Effective Tax Rate

	For the Year Ended March 31
Particulars	2016		2017		2018
Loss for the year		(88,542)		(110,303)		(220,240)
Income tax expense		(155)		(193)		(91)
Loss before tax		(88,387)		(110,110)		(220,149)
Income tax benefit using the Company's domestic tax rate	15.00%	13,261	15.00%	16,517	15.00%	33,020
Effect of tax rates in foreign jurisdictions	9.81%	8,671	13.60%	14,978	13.90%	30,611
Non deductible expenses	2.84%	(2,508)	3.64%	(4,005)	0.81%	(1,781)
Tax exempt income	0.08%	74	5.99%	6,593	0.28%	622
Utilization of previously unrecognised tax losses	0.02%	15	0.02%	24	0.30%	655
Current year losses for which no deferred tax asset was recognized	17.35%	(15,334)	29.37%	(32,340)	29.00%	(63,833)
Change in unrecognised temporary differences	4.90%	(4,335)	1.73%	(1,908)	0.28%	620
Others	0.00%	1	0.05%	(52)	0.00%	(5)
		(155)		(193)		(91)